Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

		Six Months ended
	Year ended December 31	June 30
	2020	2021

Average risk-free rate of interest	0.67%	1.47%
Expected volatility	43.15%-43.38%	38.71%-41.64%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.05-0.13	0.03-0.05

Summary of aggregate option activity and information regarding options outstanding

A summary of the aggregate option activity and information regarding options outstanding as of June 30, 2021 is as follows:

		Weighted
	Number of	average exercise
	options	price
		US$

Outstanding on January 1, 2021	290,614,107	0.02
Granted	72,757,400	0.00
Forfeited	(36,721,500)	0.00
Exercised	(1,970,650)	0.02
Outstanding on June 30, 2021	324,679,357	0.02
Options exercisable on June 30, 2021	160,621,328	0.05
Vested or expected to vest as of June 30, 2021	324,679,357	0.02

Summary of the RSU activity

A summary of the RSUs activity for the nine months ended June 30, 2021 is as follows:

		Weighted average
	Number of	grant date
	restricted shares	fair value

Unvested restricted shares outstanding at January 1, 2021	37,740,804	0.20
Granted	—	—
Vested	(1,793,200)	0.20
Forfeited	(3,695,150)	0.20
Unvested restricted shares outstanding at June 30, 2021	32,252,454	0.20
Expected to vest at June 30, 2021	32,252,454	0.20